Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investment [Abstract]
Equity Method Investments [Table Text Block]
Summarized financial information for SMP as of and for the years ended December 31, 2015 and 2014 was as follows:

	December 31,	December 31,
	2015	2014
In millions
Revenue	$27.0	$—
Gross profit	7.6	—
Loss before income taxes	1.9	2.8
Net loss	1.9	2.8
Total current assets	47.0	34.6
Total noncurrent assets	830.4	782.9
Total current liabilities	212.6	201.2
Total noncurrent liabilities	264.0	249.1
Total equity	400.8	367.2